Cover	Jun. 14, 2023
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jun. 14, 2023
Entity Registrant Name	Synchronoss Technologies, Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40574
Entity Tax Identification Number	06-1594540
Entity Address, Address Line One	200 Crossing Boulevard
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Bridgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08807
City Area Code	866
Local Phone Number	620-3940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001131554
Amendment Flag	true
Amendment Description	The purpose of this Amendment is to update the disclosure under “Item 5.07 Submission of Matters to a Vote of Security Holders” of the Original 8-K to provide information regarding the Company’s board of directors determination on the frequency of future stockholder advisory votes on the compensation of the Company’s named executive officers.
Common Stock, par value $.0001 par value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.0001 par value
Trading Symbol	SNCR
Security Exchange Name	NASDAQ
8.375% Senior Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	8.375% Senior Notes due 2026
Trading Symbol	SNCRL
Security Exchange Name	NASDAQ